Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Raw materials	603,110	758,032
Work-in-progress	130,055	121,821
Finished goods	1,153,103	780,689

Total	1,886,268	1,660,542